Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. SIGNIFICANT ACCOUNTING POLICIES

a) Basis of presentation and consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company being the ultimate primary beneficiary, and a VIE’s subsidiary.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

b) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosures of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of long-lived assets and equity investments and the valuation and recognition of share-based compensation.

c) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

d) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the period.

e) Available-for-sale investments

The Group invests in open ended investment funds and Renminbi (“RMB”) financial products issued by banks and other financial institutions. The funds invest in a combination of ordinary stock, government bonds, central bank bills, bank notes, and money market funds. The investments are classified as available-for-sale investments and are reported at fair value with unrealized gains or losses, if any, recorded as accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to profit or loss in the consolidated statements of operations during the period in which the gain or loss is realized on a specific identification basis.

The Group considers available evidence, including the duration and extent to which declines in fair value of the available-for-sale investments compared to cost, in determining whether any unrealized loss is “other-than-temporary”. Determination of whether declines in value are other-than-temporary requires significant judgment and if the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss in the consolidated statement of operations. The new cost basis will not be changed for subsequent recoveries in fair value. For each period presented, the Group did not record any charges to write down available-for-sale investments for other than temporary declines.

f) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2009	—	—	—	—
2010	—	315	—	315
2011	315	321	—	636

g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

h) Equity investments

The equity investment is comprised of an investment in a private-held company, Beijing Feiliu Jiutian Technology Co., Ltd. (“Beijing Feiliu”). The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group accounts for its investment in Beijing Feiliu using the equity method of accounting.

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary.

i) Impairment of long-lived assets

The carrying amounts of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

j) Functional currency and foreign currency translation

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of NetQin, NetQin HK and NQ US is US$ while the functional currency of the Company’s PRC subsidiary, VIE and VIE’s subsidiary is RMB. The functional currency of newly established NQ Taiwan is Taiwan dollar. In the consolidated financial statements, the financial information of the Company’s subsidiaries, VIE and VIE’s subsidiary has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

k) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

Revenue is recorded net of business tax and related surcharges of US$158, US$523 and US$1,238 for the years ended December 31, 2009, 2010 and 2011, respectively.

Revenues presented in the consolidated statements of operations include revenues from premium mobile Internet services and other services.

Premium mobile Internet services

Premium mobile Internet services revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually, annually or life-long (of the handset subscribed) basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to our services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor specific objective evidence (“VSOE”). In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standard for multiple deliverable revenue arrangements, which provided updated guidance on whether multiple deliverables exist, how deliverables in an arrangement should be separated, and how consideration should be allocated. This standard eliminates the use of the residual method and requires arrangement consideration to be allocated based on the relative selling price for each deliverable. The selling price for each arrangement deliverable can be established based on VSOE or third-party evidence (“TPE”) if VSOE is not available. The new standard requires the application of an estimate of selling price (“ESP”) if neither VSOE nor TPE is available. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis for applicable transactions originating or materially modified after December 31, 2010. The adoption of this standard did not have a significant impact on the Company’s revenue recognition for multiple deliverable arrangements. For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met. For the life-long subscription, the Group estimates the average service to be eighteen months based on the estimates of how often customers change their mobile phones.

The payment channels include wireless carriers and service providers, prepaid cards, and third party payment processors.

Wireless carriers and service providers. The Group, via SPs, cooperates with wireless carriers to provide premium mobile Internet services to the customers. In China, SPs have the exclusive licenses to contract with wireless carriers in offering premium mobile Internet services to the end users and they are mainly responsible for assisting in the billing of premium mobile Internet services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is an SP and contracts directly with wireless carriers.

Fees paid for premium service are charged to the customers’ telephone bills and shared between the Group and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into the arrangements directly with the wireless carriers except when the Group acts as an SP itself and the wireless carriers are not acting as an agent for the Group in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and reports its premium mobile Internet services revenues on a gross basis based on its and SPs’ portion of the billings as the Group has the primary responsibility for fulfilment and acceptability of the premium mobile Internet services and is considered a principal in the transactions. The amounts attributed to SPs’ share are determined pursuant to the arrangements between SPs and the Group and are recognized as costs of revenues.

To recognize premium mobile Internet services revenues, the Group relies on wireless carriers and SPs to provide it the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or SPs are yet to provide the Group the monthly billing confirmations, the Group uses information generated from its internal system as well as the historical data to estimate the amounts of collectable premium mobile Internet services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services. Once the customers activate the premium service using the prepaid cards, the Group starts to recognize its revenues on a straight-line basis over the service period. While the Group has primary responsibility for fulfillment and acceptability, it does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third party payment processors. The customers can also subscribe to the Group’s premium service directly through its website and the billings are handled by third party payment processors. Under these circumstances, the Group has the primary responsibility for fulfilment and acceptability and recognizes the revenue on a gross basis. The amounts attributed to third party payment processors are recognized as costs of revenue.

Other services revenues

Other services revenues are derived principally from fees paid by third party business partners for referring customers to them and providing technology development service. The Group recognizes referral revenue when the referral occurs and the technology development revenue when the performance is completed.

l) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers for them to preload the Group’s software, fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group’s premium mobile Internet services revenues, and staff costs of those departments directly involved in providing premium mobile Internet services and other services.

m) Advertising costs

Advertising costs are expensed as incurred. Included in selling and marketing expense are advertising costs of US$1,761, US$1,781 and US$2,929 for the years ended December 31, 2009, 2010 and 2011, respectively.

n) Research and development

Research and development related expenses consist primarily of payroll-related expenses. Costs incurred for the development of mobile security and productivity software prior to the establishment of technological feasibility are expensed when incurred. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs are capitalized until that software is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and software design documentation. The costs incurred for development of software have not been capitalized because the period after the date technical feasibility is reached and the time when the software is marketed is short historically and the development cost incurred in the period are insignificant. The Group capitalizes certain costs relating to software developed to meet its internal requirements and for which there are no substantive plans to market the software. As software development costs that qualified for capitalization were insignificant, all software development costs have been expensed when incurred for the years ended December 31, 2009, 2010 and 2011.

o) Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight line basis over the lease periods.

p) Other income

Other income mainly consists of government subsidies and income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in February 2011.

Government subsidies are originally deferred when received upfront. The subsidies are recognized as other income in the period when the Group has met all of the conditions attached to the subsidies. During the years ended December 31, 2009, 2010 and 2011, the Group recorded other income for cash subsidies received from the PRC government of US$0, US$148 and US$155, respectively. As of December 31, 2010 and 2011, there was no deferral relating to cash subsidy received from the PRC government.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2.3 million. All the reimbursements are subject to the compliance of the Company on all term of the contracts, including the non-existence of default conditions stipulated in the contracts. The Company performed detailed assessments over such conditions and deemed these conditions remote as of December 31, 2011. Total reimbursements are recognized evenly over the contract term as other income. For the year ended December 31, 2011, the Group recorded other income of US$306.

q) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$500, US$829 and US$1,250 for the years ended December 31, 2009, 2010 and 2011, respectively.

r) Share-based compensation

The Group grants share options to its selected employees, directors and non-employees. Awards granted to employees are measured at the grant date based on the fair value of the award and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed. Awards are remeasured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are rendered and awards are vested. Changes in fair value between interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

Binomial option-pricing model is adopted to measure the value of awards. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behaviour, risk-free interest rates and expected dividends. The use of Binomial option-pricing model requires extensive actual employee and non-employee exercise behaviour data for the relative probability estimation purpose, and a number of complex assumptions.

Forfeiture rates are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates.

s) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company’s shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of operations as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

t) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of operations in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position

The Group adopted the guidance on accounting for uncertainty in income tax on January 1, 2008. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income tax in interim periods and related tax disclosures. Significant judgments are required in evaluating the Group’s uncertain tax positions and determining its provision for income tax. The Group did not have any interest and penalties associated with tax positions for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2010 and 2011, the Group did not have any significant unrecognized uncertain tax positions.

u) Statutory reserve

The Company’s PRC subsidiary, VIE and the VIE’s subsidiary in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company’s PRC subsidiary, VIE and the VIE’s subsidiary that are domestic companies, must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The Group has made no appropriations to general reserve fund, statutory surplus fund and other reserve funds for the years ended December 31, 2009, 2010 and 2011 as they were in loss position.

v) Earnings/ (Loss) per share

Basic earnings/ (loss) per share is computed by dividing net income/ (loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities based on their participating rights. Diluted earnings/ (loss) per share is calculated by dividing net income/(loss) attributable to common shareholders adjusted for the effect of dilutive common share equivalents, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Dilutive common share equivalents consist of restricted shares issuable upon the exercise of stock options (using the treasury stock method) and conversion of convertible preferred shares (using the if-converted method). Common share equivalents are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares were anti-dilutive, such as in a period in which a net loss is recorded.

w) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

x) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income/ (loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain or loss from available-for-sale investments.

y) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group’s chief operating decision-maker, the Chief Executive Officer, in deciding how to allocate resources and assess performance. The Group has internal reporting that does not distinguish between markets or segments as a whole. Hence, the Group has only one operating segment.

The Group generates its revenues from customers in the PRC and overseas. Net revenues from customers in the PRC were US$4,156, US$11,484 and US$23,017 for the years ended December 31, 2009, 2010 and 2011, respectively. Net revenues from its overseas customers were US$1,108, US$6,211 and US$17,654 for the years ended December 31, 2009, 2010 and 2011, respectively.

Substantially all the Group’s long-lived assets are located in PRC.

z) Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate levels of the fair value hierarchy described above were as follows:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheets	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
As of December 31, 2010
Cash and cash equivalents	17,966	17,966	—	—
Term deposits	11,279	11,279	—	—

As of December 31, 2011
Cash and cash equivalents	69,510	69,510	—	—
Term deposits	58,563	58,563	—	—

aa) Recently issued accounting standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This results in common fair value measurement and disclosure requirements in US GAAP and International Financial Reporting Standards. Including which, the amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements, such as the application of the highest and best use and valuation premise concepts being only relevant when measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. The amendments also change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. This update is to be applied prospectively for public entities during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Group will adopt this amendment at the beginning of 2012 but expects no significant impact on the consolidated financial statements of the Group.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This amendment eliminates the option for presenting components of other comprehensive income as part of the statement of changes in stockholders’ equity. It allows the entity in presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in a two separate but consecutive statements. In addition, ASU 2011-05 also required an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented (the “Reclassification Presentation”). The amendments in ASU 2011-05 are to be applied retrospectively for public entities for fiscal years, and interim periods within those years, beginning December 15, 2011. Early adoption is permitted.

In December 2011, as a result of concerns raised by certain stakeholders on the presentation of Reclassification Presentation, the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 suspending the Reclassification Presentation requirements. All entities should continue to report reclassification out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 continue to be effective and not affected. ASU 2011-12 contains the same effective date as that of ASU 2011-05.

The Group will adopt the amendment in ASU 2011-05 with the exception stipulated in ASU 2011-12 at the beginning of January 1, 2012 but expects no significant impact on the consolidated financial statements of the Group.